UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

SMALL CAP GROWTH FUND (FORMERLY

KNOWN AS LEGG MASON PARTNERS SMALL

CAP GROWTH FUND)

FORM N-Q

SEPTEMBER 30, 2009

Legg Mason ClearBridge Small Cap Growth Fund

Schedule of Investments (unaudited)	September 30, 2009

Shares	Security	Value
COMMON STOCKS - 94.1%
CONSUMER DISCRETIONARY - 9.8%
Hotels, Restaurants & Leisure - 4.1%
364,950	Bally Technologies Inc. *	$14,003,131
867,930	Burger King Holdings Inc.	15,266,889

	Total Hotels, Restaurants & Leisure	29,270,020

Media - 1.6%
1,905,240	Lions Gate Entertainment Corp. *	11,736,278

Specialty Retail - 4.1%
519,500	Hibbett Sports Inc. *	9,470,485
181,960	Ross Stores Inc.	8,692,229
385,860	Urban Outfitters Inc. *	11,641,397

	Total Specialty Retail	29,804,111

	TOTAL CONSUMER DISCRETIONARY	70,810,409

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 2.0%
462,719	Casey’s General Stores Inc.	14,520,122

ENERGY - 7.4%
Energy Equipment & Services - 2.9%
1,110,575	ION Geophysical Corp. *	3,909,224
515,620	North American Energy Partners Inc. *	3,093,720
122,570	Oceaneering International Inc. *	6,955,847
1,355,145	Parker Drilling Co. *	7,399,092

	Total Energy Equipment & Services	21,357,883

Oil, Gas & Consumable Fuels - 4.5%
184,910	Comstock Resources Inc. *	7,411,193
275,076	GMX Resources Inc. *	4,321,444
272,307	Range Resources Corp.	13,441,074
541,042	SandRidge Energy Inc. *	7,011,904

	Total Oil, Gas & Consumable Fuels	32,185,615

	TOTAL ENERGY	53,543,498

EXCHANGE TRADED FUND - 1.8%
191,972	iShares Russell 2000 Growth Index Fund	12,576,086

FINANCIALS - 5.7%
Capital Markets - 2.8%
171,385	Affiliated Managers Group Inc. *	11,141,739
460,020	Duff & Phelps Corp., Class A Shares	8,813,983

	Total Capital Markets	19,955,722

Diversified Financial Services - 0.7%
1,204,673	Primus Guaranty Ltd. *	5,143,954

Real Estate Investment Trusts (REITs) - 2.2%
73,912	Alexandria Real Estate Equities Inc.	4,017,117
947,930	CB Richard Ellis Group Inc., Class A Shares *	11,128,698
282,200	Gramercy Capital Corp. *	685,746

	Total Real Estate Investment Trusts (REITs)	15,831,561

	TOTAL FINANCIALS	40,931,237

HEALTH CARE - 16.7%
Biotechnology - 4.0%
460,884	Acorda Therapeutics Inc. *	10,729,380
356,630	Alexion Pharmaceuticals Inc. *	15,884,300
929,170	ARIAD Pharmaceuticals Inc. *	2,062,757

	Total Biotechnology	28,676,437

See Notes to Schedule of Investments.

Legg Mason ClearBridge Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
Health Care Equipment & Supplies - 2.5%
462,470	Conceptus Inc. *	$8,574,194
270,396	Integra LifeSciences Holdings Corp. *	9,234,023

	Total Health Care Equipment & Supplies	17,808,217

Health Care Providers & Services - 5.2%
560,780	AmerisourceBergen Corp.	12,550,256
265,932	Mednax Inc. *	14,604,986
234,140	Owens & Minor Inc.	10,594,835

	Total Health Care Providers & Services	37,750,077

Health Care Technology - 0.5%
301,800	Vital Images Inc. *	3,778,536

Life Sciences Tools & Services - 2.1%
164,440	Mettler-Toledo International Inc. *	14,896,619

Pharmaceuticals - 2.4%
344,900	Auxilium Pharmaceuticals Inc. *	11,799,029
253,307	XenoPort Inc. *	5,377,708

	Total Pharmaceuticals	17,176,737

	TOTAL HEALTH CARE	120,086,623

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.7%
839,983	Orbital Sciences Corp. *	12,574,545

Commercial Services & Supplies - 4.7%
654,030	Corrections Corporation of America *	14,813,780
242,700	Herman Miller Inc.	4,104,057
644,755	Taleo Corp., Class A Shares *	14,597,253

	Total Commercial Services & Supplies	33,515,090

Construction & Engineering - 2.9%
386,900	Quanta Services Inc. *	8,562,097
387,360	Shaw Group Inc. *	12,430,382

	Total Construction & Engineering	20,992,479

Electrical Equipment - 0.3%
103,300	A123 Systems Inc. *	2,202,356

Machinery - 3.2%
247,730	AGCO Corp. *	6,844,780
567,080	IDEX Corp.	15,849,886

	Total Machinery	22,694,666

Trading Companies & Distributors - 1.8%
304,120	MSC Industrial Direct Co. Inc., Class A Shares	13,253,550

	TOTAL INDUSTRIALS	105,232,686

INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 2.3%
933,630	Comverse Technology Inc. *	8,169,262
210,986	F5 Networks Inc. *	8,361,375

	Total Communications Equipment	16,530,637

Internet Software & Services - 7.1%
46,210	Baidu.com Inc., ADR *	18,070,421
342,120	Digital River Inc. *	13,794,278
501,667	Mercadolibre Inc. *	19,294,113

	Total Internet Software & Services	51,158,812

IT Services - 1.1%
1,319,830	Online Resources Corp. *	8,143,351

See Notes to Schedule of Investments.

Legg Mason ClearBridge Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
Semiconductors & Semiconductor Equipment - 1.5%
1,989,432	LSI Corp. *	$10,921,982

Software - 14.0%
556,790	Aspen Technology Inc. *	5,679,258
521,130	Blackboard Inc. *	19,688,291
506,170	Citrix Systems Inc. *	19,857,049
2,476,670	Lawson Software Inc. *	15,454,421
372,044	MICROS Systems Inc. *	11,232,008
215,310	Solarwinds Inc. *	4,743,279
801,310	Sourcefire Inc. *	17,204,126
445,885	Verint Systems Inc. *	6,465,333

	Total Software	100,323,765

	TOTAL INFORMATION TECHNOLOGY	187,078,547

MATERIALS - 3.3%
Chemicals - 1.9%
538,434	Rockwood Holdings Inc. *	11,075,587
621,950	Senomyx Inc. *	2,506,459

	Total Chemicals	13,582,046

Metals & Mining - 1.4%
163,046	Compass Minerals International Inc.	10,046,894

	TOTAL MATERIALS	23,628,940

TELECOMMUNICATION SERVICES - 4.4%
Wireless Telecommunication Services - 4.4%
244,610	American Tower Corp., Class A Shares *	8,903,804
442,060	Leap Wireless International Inc. *	8,642,273
516,780	SBA Communications Corp., Class A *	13,968,564

	TOTAL TELECOMMUNICATION SERVICES	31,514,641

UTILITIES - 2.4%
Electric Utilities - 2.4%
381,730	ITC Holdings Corp.	17,349,629

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $661,332,068)	677,272,418

Face Amount
SHORT-TERM INVESTMENTS - 6.1%
Repurchase Agreements - 6.1%
$21,894,000	Interest in $200,004,000 joint tri-party repurchase agreement dated 9/30/09 with Deutsche Bank Securities Inc., 0.060% due 10/1/09; Proceeds at maturity - $21,894,036; (Fully collateralized by various U.S. government agency obligations, 0.000% to 3.670% due 11/13/09 to 2/27/15 Market value - $22,331,903)	21,894,000
21,894,000	Interest in $435,706,000 joint tri-party repurchase agreement dated 9/30/09 with Barclays Capital Inc., 0.010% due 10/1/09; Proceeds at maturity - $21,894,006; (Fully collateralized by U.S. government obligations, 2.000% due 1/15/14; Market value - $22,331,885)	21,894,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $43,788,000)	43,788,000

	TOTAL INVESTMENTS - 100.2% (Cost - $705,120,068#)	721,060,418
	Liabilities in Excess of Other Assets - (0.2)%	(1,257,283)

	TOTAL NET ASSETS - 100.0%	$719,803,135

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Legg Mason ClearBridge Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Small Cap Growth Fund (formerly known as Legg Mason Partners Small Cap Growth Fund) (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$677,272,418	—	—	$677,272,418
Short-term investments†	—	$43,788,000	—	43,788,000

Total investments	$677,272,418	$43,788,000	—	$721,060,418

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal

Notes to Schedule of Investments (unaudited) (continued)

amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$132,662,485
Gross unrealized depreciation	(116,722,135)

Net unrealized appreciation	$15,940,350

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2009, the Fund did not hold any derivative instruments, but had an average market value of $131,611 on written options during the period ended September 30, 2009.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2009